Right-of-Use Assets and Lease Liabilities - Schedule of Condensed Consolidated Statements of Financial Position (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Condensed Consolidated Statements of Financial Position [Abstract]
Current	$ 118,449	$ 189,821
Non-current		22,868
Total	$ 118,449	$ 212,689	$ 40,245